Document and Entity Information	Jun. 15, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amended 8-K”) is being filed as an amendment to the Current Report on Form 8-K filed by DURECT Corporation (the “Company”) on June 16, 2021 (the “Original 8-K”). The Original 8-K was filed, among other things, to report the results of the matters submitted to a vote by the Company’s stockholders at the Company’s 2021 Annual Meeting of Stockholders (the “Annual Meeting”) held online via live audio webcast on June 15, 2021. This Amended 8-K amends the Original 8-K solely to amend the Charter Amendment (as defined below) and the previously reported results with respect to Proposal No. 2.
Document Period End Date	Jun. 15, 2021
Current Fiscal Year End Date	--12-31
Title of 12(b) Security	Common Stock $0.0001 par value per share
Security Exchange Name	NASDAQ
Trading Symbol	DRRX
Entity Registrant Name	DURECT CORP
Entity Central Index Key	0001082038
Entity Emerging Growth Company	false
Entity File Number	000-31615
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3297098
Entity Address, Address Line One	10260 Bubb Road
Entity Address, City or Town	Cupertino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95014
City Area Code	408
Local Phone Number	777-1417
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false